Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2025
Future Accounting Pronouncements [Abstract]
Future Accounting Pronouncements
3. FUTURE ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of
all ASUs issued by the Financial Accounting
Standards Board (“FASB”). The following
updates have been issued by the FASB
but, as allowed, have
not yet been adopted by Emera. Any ASUs not included below
were assessed and determined to be
either not applicable to the Company or to have an insignificant impact on the consolidated financial
statements.
Accounting for Government Grants Received by Business
Entities
In December 2025, the FASB
issued ASU 2025-10, Government Grants (Topic
832) – Accounting for
Government Grants Received by Business Entities. The
ASU adds guidance to ASC 832 on the
recognition, measurement, and presentation of government
grants. The guidance will be effective for
annual reporting periods beginning after December 15,
2028, and interim reporting periods within those
annual reporting periods. Early adoption is permitted. The standard updates are to be applied using either
a modified prospective, modified retrospective, or full retrospective approach, as detailed in the ASU. The
Company is currently evaluating the impact of adoption
of the standard update on its consolidated
financial statements.
Targeted Improvements
to the Accounting for Internal-Use Software
In September 2025, the FASB
issued ASU 2025-06, Intangibles – Goodwill and Other
– Internal-Use
Software (Subtopic 350-40): Targeted
Improvements to the Accounting for Internal-Use
Software. The
standard update modernizes accounting for internal-use
software by eliminating references to project
stages and clarifying the threshold to begin capitalizing
costs. The standard update also specifies that the
disclosure requirements under ASC 360, Property,
Plant and Equipment
, apply to capitalized software
costs accounted under ASC 350-40. The guidance will
be effective for annual reporting periods beginning
after December 15, 2027, and interim reporting periods
within those annual reporting periods. Early
adoption is permitted. The standard updates are to be applied using either a prospective, retrospective, or
modified transition approach. The Company is currently
evaluating the impact of adoption of the standard
update on its consolidated financial statements.
Disaggregation of Income Statement Expenses
In November 2024, the FASB
issued ASU 2024-03, Income Statement Reporting
– Comprehensive
Income – Expense Disaggregation Disclosures (Subtopic
220-40): Disaggregation of Income Statement
Expenses. The standard update improves the disclosures about a public business entity’s expenses by
requiring more detailed information about the types of
expenses (including purchases of inventory,
employee compensation, depreciation and amortization)
included within income statement expense
captions. The guidance will be effective for annual
reporting periods beginning after December 15, 2026,
and interim reporting periods beginning after December
15, 2027. Early adoption is permitted. The
standard updates are to be applied prospectively with the option for retrospective application. The
Company is currently evaluating the impact of adoption
of the standard update on its consolidated
financial statements disclosures.